Hedging activities and derivatives - Summary Of Foreign Currency And Interest Rate Risk (Detail) - Hedge Instruments [Member] - INR (₨) ₨ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Derivative contracts designated as hedging instruments - Non-current Asset	₨ 2,593	₨ 4,216
Derivative contracts designated as hedging instruments - Current Asset	973	2,120
Derivative contracts designated as hedging instruments - Non-current Liabilities	225	521
Derivative contracts designated as hedging instruments - Current Liabilities	₨ 1,093	₨ 1,654